Schedule of Supplemental Balance Sheet Information (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Finance And Operating Leases
Operating lease assets	$ 118,517	$ 187,078
Lease Liability - current	96,228	125,243
Lease liability – non-current	$ 24,666	$ 70,538